Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Schedule of components of deposits
	2016	2015
	(In Thousands)

Non-interest bearing	$8,423	$6,974
NOW accounts	29,725	28,751
Regular savings, tax escrow and demand clubs	26,655	27,306
Money market	30,123	21,029
Individual retirement accounts	6,975	8,252
Certificates of deposit	81,033	93,249

	$182,934	$185,561

Schedule of certificates of deposit have scheduled maturities
2017	$63,383
2018	18,931
2019	1,947
2020	2,029
2021	1,718

$88,008

Schedule of interest expense on deposits
	2016	2015
	(In Thousands)

NOW accounts	$74	$36
Regular savings and demand clubs	102	127
Money market	100	63
Individual retirement accounts	64	105
Certificates of deposit	1,096	921

	$1,436	$1,252